NOTES PAYABLE AND DERIVATIVE LIABILITIES (Details Narrative) - AVNG Note [Member] - USD ($)	Sep. 15, 2019	May 31, 2019	May 16, 2019
Debt Instrument [Line Items]
Long-term Debt	$ 1,530,000
Deepankar Katyal [Member]
Debt Instrument [Line Items]
Note exchanged		$ 7,512,500	$ 7,512,500
Long-term Debt	$ 1,530,000	$ 6,750,000	$ 6,750,000